Capital Stock and Warrants: Authorized (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2010
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001